Long-term debt - Additional Required Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2027 Notes
Debt Instrument [Line Items]
Interest expense	$ 32,175	$ 20,269	$ 15,569
DFC amortization	758	402	299
Amortization of premium/discount, net	805	133	0
2023 Notes
Debt Instrument [Line Items]
Interest expense	13,768	20,882	23,060
DFC amortization	224	294	323
Amortization of premium/discount, net	$ 287	$ 371	$ 402